Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
BlackRock Diversified Equity Fund - Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	25.37%	14.18%	12.68%
iShares MSCI Total International Index Fund - Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	5.19%	3.85%	4.66%
iShares MSCI Total International Index Fund - Investor A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	5.03%	3.59%	4.40%
iShares MSCI Total International Index Fund - Class K Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	5.37%	3.91%	4.72%
iShares Russell 1000 Large-Cap Index Fund - Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	24.36%	14.16%	12.74%
iShares Russell 1000 Large-Cap Index Fund - Investor A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	24.05%	13.87%	12.45%
iShares Russell 1000 Large-Cap Index Fund - Class K Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	24.44%	14.22%	12.79%
iShares S&P 500 Index Fund -Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	24.86%	14.41%	12.99%
iShares S&P 500 Index Fund - Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Service Shares
Average Annual Return, Percent	24.71%	14.28%	12.85%
iShares S&P 500 Index Fund - Investor A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	24.55%	14.13%	12.71%
iShares S&P 500 Index Fund - Investor P Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	18.00%	12.90%	12.10%
iShares S&P 500 Index Fund - Class G Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class G Shares
Average Annual Return, Percent	24.96%	14.51%	13.08%
iShares S&P 500 Index Fund -Class K Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	24.94%	14.49%	13.07%
iShares U.S. Aggregate Bond Index Fund Institutional Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Average Annual Return, Percent	1.35%	(0.35%)	1.25%
iShares U.S. Aggregate Bond Index Fund - Investor A Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor A Shares
Average Annual Return, Percent	1.10%	(0.59%)	1.00%
iShares U.S. Aggregate Bond Index Fund - Investor P Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares (with sales charge)
Average Annual Return, Percent	(2.95%)	(1.42%)	0.58%
iShares U.S. Aggregate Bond Index Fund - Class K Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class K Shares
Average Annual Return, Percent	1.40%	(0.32%)	1.30%
Without Sales Load [Member] | iShares S&P 500 Index Fund - Investor P Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	24.55%	14.13%	12.71%
Without Sales Load [Member] | iShares U.S. Aggregate Bond Index Fund - Investor P Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Investor P Shares
Average Annual Return, Percent	1.10%	(0.61%)	0.99%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000® Index
Average Annual Return, Percent	24.51%	14.28%	12.87%
MSCI ACWI ex USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI ex USA Index
Average Annual Return, Percent	5.53%	4.10%	4.80%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	25.02%	14.53%	13.10%
Bloomberg U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%